Related Party Transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 20 – RELATED PARTY TRANSACTIONS

1) Nature of relationships with related parties

Name	Relationship with the Company
Wenzhou Ailefu Technology Co. Ltd. (“Ailefu”)	An entity 100% owned by Xiangze
Hangzhou Xiangze Trading Co. Ltd. (“Xiangze”)	An entity 100% owned by Lingyi Kong
Wenzhou Weidi Technology Co. Ltd. (“Weidi”)	An entity 100% owned by Chuanlong Lin’s wife
Shanghai Fushishenye Mechanical and Electrical Equipment Co. Ltd. (“Fushishenye”)	An entity with Lingyi Kong as legal rep
Ruian Xiaobai New Energy Automobile Rental Co. Ltd. (“Xiaobai”)	An entity 30% owned by Shengling Xiang
Chuanlong Lin	Relative of Lingyi Kong; former controlling shareholder of New Focus
Shengling Xiang	Executive and legal rep of the Company
Lingyi Kong	Controlling shareholder of the Company
Chunhua Xiang	Relative of Lingyi Kong

2) Related party transactions

The Company leases offices and factory buildings from Ailefu. The nature of the lease is disclosed in Note 8 - Lease.

There were no transactions between the Company and Xiangze, the Company and Weidi, the Company and Fushishenye, and the Company and Xiaobai during the six months ended June 30, 2023 and 2022. As of June 30, 2023 and December 31, 2022, the Company had no outstanding balances from these entities.

Chuanlong Lin periodically provides working capital to support the Company’s operations when needed. Chuanlong Lin didn’t provide working capital during the six months ended June 30, 2023 and 2022. As of June 30, 2023 and December 31, 2022, the Company had no outstanding balance from this individual.

Shengling Xiang periodically provides working capital to support the Company’s operations when needed. During the six months ended June 30, 2023 and 2022, Shengling Xiang provided working capital of $1,256 and $253,122, respectively. As of June 30, 2023, the Company had outstanding due from this individual in the amount of $965. As of December 31, 2022, the Company had no outstanding balance from this individual.

Lingyi Kong periodically provides working capital to support the Company’s operations when needed. During the six months ended June 30, 2023 and 2022, Lingyi Kong provided working capital of $9,120,278 and $13,706,544, respectively. As of June 30, 2023 and December 31, 2022, the Company had outstanding payable due to Lingyi Kong with an amount of $209,894 and $344,528, respectively. This represented unsecured, due on demand and interest free borrowings between the Company and Lingyi Kong. For the six months ended June 30, 2023 and the fiscal year ended December 31, 2022, there were notes receivables endorsed by Lingyi Kong with recourse to the Company’s suppliers to settle accounts payable in the amount of $3,551,339 and $2,844,019, respectively.

Chunhua Xiang periodically provides working capital to support the Company’s operations when needed. During the six months ended June 30, 2023 and 2022, Chunhua Xiang provided working capital of $9,653 and $810,221, respectively. As of June 30, 2023 and December 31, 2022, the Company no outstanding due to this individual in the amount of $9,653 and $0.

3) Related party balances

Net outstanding balances with related parties consisted of the following as of June 30, 2023 and December 31, 2022:

Accounts	Name of related parties	June 30, 2023	December 31, 2022
Due from related party	Shengling Xiang	965	-
Total due from related party		$965	-

Due to related party	Lingyi Kong	(209,894)	(344,528)
	Shengling Xiang	-	(46,623)
	Chunhua Xiang	(9,653)	-
Total due to related parties		$(219,547)	$(391,151)